Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		(0.92%)	(0.55%)	1.42%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		(1.20%)	(0.78%)	1.16%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 3
Average Annual Return, Percent		(1.06%)	(0.68%)	1.28%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[1]	(1.69%)	(1.96%)	0.15%
Bloomberg World Government Inflation-Linked Bond Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government Inflation-Linked Bond Index USD Hedged
Average Annual Return, Percent		(0.28%)	0.04%	2.04%

[1]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.